INCOME AND MINING TAXES - Income tax recovery (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
INCOME AND MINING TAXES
Loss before taxes	$ (73.9)	$ (1,096.0)
Canadian federal and provincial income tax rates	26.30%	26.30%
Income tax recovery based on above rates	$ (19.4)	$ (288.2)
INCREASE (DECREASE) DUE TO
Permanent differences	(0.1)	58.3
Different statutory tax rates on earnings of foreign subsidiaries	0.0	(4.1)
Foreign exchange on non-monetary assets and liabilities	0.2	0.4
Other foreign exchange differences	3.7	(3.2)
Prior years' adjustments relating to tax provision and tax returns	(5.2)	4.7
Canadian mining tax	(2.5)	26.6
Change in unrecognized deferred tax assets	22.9	210.0
Sale of Peak and Mesquite	0.0	(15.1)
Other	0.0	0.2
Total income tax expense (recovery)	$ (0.4)	$ (10.4)